Income Taxes (Schedule Of Income Before Income Taxes, Domestic And Foreign) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Domestic	¥ 80,032	¥ 63,429	¥ 54,306
Foreign	40,431	37,509	36,994
Income before income taxes and equity in net income of affiliated companies	120,463	100,938	91,300
Current, Domestic	26,015	23,932	12,312
Current, Foreign	13,946	11,662	14,825
Current, Total	39,961	35,594	27,137
Deferred, Domestic	3,067	1,278	6,142
Deferred, Foreign	(2,288)	(324)	(2,595)
Deferred, Total	779	954	3,547
Total income taxes	¥ 40,740	¥ 36,548	¥ 30,684